Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value			Carrying / Fair Value
	At December 31, 2014			At December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and Cash Equivalents	$37,527	$—	$37,527	$44,302	$—	$44,302
Restricted Cash	32,863	—	32,863	7,171	—	7,171
Notes Receivable and Other	—	53,503	53,503	—	53,449	53,449

Total assets	$70,390	$53,503	$123,893	$51,473	$53,449	$104,922

Liabilities:
Short-term debt	$85,000	$—	$85,000	$162,000	$—	$162,000

Total liabilities	$85,000	$—	$85,000	$162,000	$—	$162,000

Fair Value Inputs, Liabilities, Quantitative Information

The fair value of the junior subordinated and long-term notes was estimated using the discounted cash flow method with the U.S. Treasury yields and the Company’s credit spreads as inputs, interpolating to the maturity date of each issue. Carrying values and estimated fair values were as follows:

Puget Energy	September 30, 2015			December 31, 2014
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$269,915	$250,000	$276,235
Long-term debt (fixed-rate), net of discount	2	5,113,717	6,364,901	4,694,608	6,083,554
Long-term debt (variable-rate)	2	—	—	299,000	299,000

Total liabilities		$5,363,717	$6,634,816	$5,243,608	$6,658,789

Puget Sound Energy	September 30, 2015			December 31, 2014
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$269,915	$250,000	$276,235
Long-term debt (fixed-rate), net of discount	2	3,524,369	4,358,964	3,513,259	4,437,473

Total liabilities		$3,774,369	$4,628,879	$3,763,259	$4,713,708

The fair value of the junior subordinated and long-term notes were estimated using the discounted cash flow method with U.S. Treasury yields and Company credit spreads as inputs, interpolating to the maturity date of each issue. Carrying values and estimated fair values were as follows:

Puget Energy		December 31, 2014		December 31, 2013
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$276,235	$250,000	$269,366
Long-term debt (fixed-rate), net of discount	2	4,694,608	6,083,554	4,683,476	5,594,314
Long-term debt (variable-rate)	2	299,000	299,000	299,000	299,000

Total		$5,243,608	$6,658,789	$5,232,476	$6,162,680

Puget Sound Energy		December 31, 2014		December 31, 2013
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$276,235	$250,000	$269,366
Long-term debt (fixed-rate), net of discount	2	3,513,259	4,437,473	3,513,258	4,038,455

Total		$3,763,259	$4,713,708	$3,763,258	$4,307,821

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the Company’s reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:

Puget Energy and Puget Sound Energy	Three Months Ended September 30,
(Dollars in Thousands)	2015			2014
Level 3 Roll-Forward Net Asset/(Liability)	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(15,370)	$823	$(14,547)	$(4,693)	$(273)	$(4,966)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings[1]	(1,403)	—	(1,403)	(3,116)	—	(3,116)
Included in regulatory assets / liabilities	—	1,295	1,295	—	(725)	(725)
Settlements[3]	1,017	(2,122)	(1,105)	(965)	(680)	(1,645)
Transferred into Level 3	—	—	—	2,055	—	2,055
Transferred out of Level 3	3,314	(376)	2,938	(6,488)	(60)	(6,548)

Balance at end of period	$(12,442)	$(380)	$(12,822)	$(13,207)	$(1,738)	$(14,945)

Puget Energy and Puget Sound Energy	Nine Months Ended September 30,
(Dollars in Thousands)	2015			2014
Level 3 Roll-Forward Net Asset/(Liability)	Electric	Natural Gas	Total	Electric	Natural Gas	Total
Balance at beginning of period	$(12,061)	$(2,039)	$(14,100)	$(15,421)	$(361)	$(15,782)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings[2]	(10,505)	—	(10,505)	1,939	—	1,939
Included in regulatory assets / liabilities	—	4,233	4,233	—	1,654	1,654
Settlements[3]	1,182	(2,420)	(1,238)	1,114	(1,256)	(142)
Transferred into Level 3	(787)	—	(787)	5,155	(585)	4,570
Transferred out of Level 3	9,729	(154)	9,575	(5,994)	(1,190)	(7,184)

Balance at end of period	$(12,442)	$(380)	$(12,822)	$(13,207)	$(1,738)	$(14,945)

[1]	Income Statement locations: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(1.5) million and $(3.3) million for the three months ended September 30, 2015 and 2014, respectively.
[2]	Income Statement locations: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(10.4) million and $(3.3) million for the nine months ended September 30, 2015 and 2014, respectively.
[3]	The Company had no purchases, sales or issuances during the reported periods.

Puget Energy and Puget Sound Energy	Year Ended December 31,
Level 3 Roll-Forward Net (Liability)	2014			2013			2012
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(15,421)	$(361)	$(15,782)	$(33,924)	$(1,602)	$(35,526)	$(90,311)	$(5,041)	$(95,352)
Changes during period
Realized and unrealized energy derivatives:
Included in earnings[1]	(5,537)	—	(5,537)	(10,491)	—	(10,491)	(21,362)	—	(21,362)
Included in regulatory assets / liabilities	—	1,630	1,630	—	(945)	(945)	—	(1,937)	(1,937)
Settlements[2]	1,036	(1,534)	(498)	11,609	(754)	10,855	59,133	969	60,102
Transferred into Level 3	5,155	(585)	4,570	(7,799)	—	(7,799)	(55,548)	(297)	(55,845)
Transferred out of Level 3	2,705	(1,190)	1,515	25,184	2,940	28,124	74,164	4,704	78,868

Balance at end of period	$(12,062)	$(2,040)	$(14,102)	$(15,421)	$(361)	$(15,782)	$(33,924)	$(1,602)	$(35,526)

[1]	Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(9.6) million, $(13.4) million, and $(15.2) million for the years ended December 31, 2014, 2013 and 2012, respectively.
[2]	The Company had no purchases, sales or issuances during the reported periods.

Fair Value Inputs, Assets and Liabilities, Quantitative Information

The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of September 30, 2015:

	Fair Value		Valuation Technique	Unobservable Input	Range		Weighted Average
(Dollars in Thousands)	Assets[1]	Liabilities[1]			Low	High
Electric	$6,547	$18,989	Discounted cash flow	Power Prices	$13.39 per MWh	$30.06 per MWh	$24.05 per MWh
Natural gas	$2,629	$3,009	Discounted cash flow	Natural Gas Prices	$1.56 per MMBtu	$3.13 per MMBtu	$2.40 per MMBtu

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The following table presents the forward price ranges for the Company’s Level 3 commodity contracts as of December 31, 2014:

	Fair Value		Valuation Technique	Unobservable Input	Range		Weighted Average
(Dollars in Thousands)	Assets[1]	Liabilities[1]			Low	High
Electric	$3,168	$15,230	Discounted cash flow	Power Prices	$21.79 per MWh	$35.46 per MWh	$32.89 per MWh
Natural gas	$1,462	$3,502	Discounted cash flow	Natural Gas Prices	$3.11 per MMBtu	$3.83 per MMBtu	$3.28 per MMBtu

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The only significant unobservable input into the fair value measurement of the Company’s Level 3 assets and liabilities is the forward price for electric and natural gas contracts. Below are the forward price ranges for the Company’s commodity contracts, as of December 31, 2014:

(Dollars in Thousands)
	Fair Value		Valuation Technique	Unobservable Input	Range		Weighted Average
Derivative Instrument	Assets[1]	Liabilities[1]			Low	High
Electric	$3,168	$15,230	Discounted cash flow	Power Prices	$21.79 per MWh	$35.46 per MWh	$32.89 per MWh
Natural gas	$1,462	$3,502	Discounted cash flow	Natural Gas Prices	$3.11 per MMBtu	$3.83 per MMBtu	$3.28 per MMBtu

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The significant unobservable inputs listed above would have a direct impact on the fair values of the above instruments if they were adjusted. Consequently significant increases or decreases in the forward prices of electricity or natural gas in isolation would result in a significantly higher or lower fair value for Level 3 assets and liabilities. Generally, interrelationships exist between market prices of natural gas and power. As such, an increase in natural gas pricing would potentially have a similar impact on forward power markets. At December 31, 2014, a hypothetical 10% increase or decrease in market prices of natural gas and electricity would change the fair value of the Company’s derivative portfolio, classified as Level 3 within the fair value hierarchy, by $3.9 million.

Long-Lived Assets Measured at Fair Value on a Nonrecurring Basis

At the time of merger, Puget Energy recorded the fair value of its intangible assets in accordance with ASC 360, “Property, Plant, and Equipment,” (ASC 360). The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating non-performance risk. Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation. The fair value of the power contracts is amortized as the contracts settle.

ASC 360 requires long-lived assets to be tested for impairment on an annual basis, and upon the occurrence of any events or circumstances that would be more likely than not to reduce the fair value of the long-lived assets below their carrying value. One such triggering event is a significant decrease in the forward market prices of power.

At December 31, 2014, Puget Energy completed a valuation and impairment test of its purchased power contracts classified as intangible assets. The valuation indicated a fair value of $437.6 million with an impairment to the Wells hydro contract. As of December 31, 2014, the carrying value for this contract was $65.3 million and its fair value on a discounted basis was $62.1 million, thereby requiring a write-down of $3.2 million to this intangible asset with a corresponding reduction in the regulatory liability.

Below are significant unobservable inputs used in estimating the impaired long term power purchase contract’s fair value on December 31, 2014:

Valuation Technique	Unobservable Input	Low	High	Average
Discounted cash flow	Power prices	$19.30 per MWh	$37.06 per MWh	$29.53 per MWh
Discounted cash flow	Power contract costs (in thousands)	$3,015 per qtr	$4,783 per qtr	$4,469 per qtr

At June 30, 2013, Puget Energy completed a valuation and impairment test of its purchased power contracts classified as intangible assets. The valuation indicated a fair value of $484.1 million with an impairment to the Priest Rapids Reasonable Portion intangible asset contract. As of June 30, 2013, the carrying value for this intangible asset contract was $47.1 million and its fair value on a discounted basis was determined to be an asset of $33.6 million, thereby requiring a write-down of $13.5 million to the intangible asset with a corresponding reduction in the regulatory liability.

Below are significant unobservable inputs used in estimating the impaired long term power purchase contract’s fair value on June 30, 2013:

Valuation Technique	Unobservable Input	Low	High	Average
Discounted cash flow	Power prices	$30.85 per MWh	$65.35 per MWh	$48.47 per MWh
Discounted cash flow	Power contract costs (in thousands)	$389 per yr	$6,845 per yr	$4,110 per yr

The valuations were measured using the income approach. Significant inputs included forward electricity prices and power contract pricing which provided future net cash flow estimates which are classified as Level 3 within the fair value hierarchy. A less significant input is the discount rate reflective of PSE’s cost of capital used in the valuation.

Fair Value, by Balance Sheet Grouping

The following table presents the carrying value for cash, cash equivalents, restricted cash, notes receivable and short-term debt by fair value hierarchy level. The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At September 30, 2015			Carrying / Fair Value At December 31, 2014
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and cash equivalents	$20,200	$—	$20,200	$37,527	$—	$37,527
Restricted cash	7,036	—	7,036	32,863	—	32,863
Notes receivable and other investments	—	50,294	50,294	—	53,503	53,503

Total assets	$27,236	$50,294	$77,530	$70,390	$53,503	$123,893

Liabilities:
Short-term debt	$79,500	$—	$79,500	$85,000	$—	$85,000

Total liabilities	$79,500	$—	$79,500	$85,000	$—	$85,000

Puget Sound Energy	Carrying / Fair Value At September 30, 2015			Carrying / Fair Value At December 31, 2014
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and cash equivalents	$19,419	$—	$19,419	$37,466	$—	$37,466
Restricted cash	7,036	—	7,036	32,863	—	32,863
Notes receivable and other investments	—	50,294	50,294	—	53,503	53,503

Total assets	$26,455	$50,294	$76,749	$70,329	$53,503	$123,832

Liabilities:
Short-term debt	$79,500	$—	$79,500	$85,000	$—	$85,000
Short-term debt owed to parent	—	—	—	—	28,933	28,933

Total liabilities	$79,500	$—	$79,500	$85,000	$28,933	$113,933

Subsidiaries [Member]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Puget Energy and Puget Sound Energy	Fair Value At September 30, 2015			Fair Value At December 31, 2014
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$9,369	$6,547	$15,916	$1,654	$3,168	$4,822
Natural gas derivative instruments	3,535	2,629	6,164	18,064	1,462	19,526

Total assets	$12,904	$9,176	$22,080	$19,718	$4,630	$24,348

Liabilities:
Electric derivative instruments	$92,483	$18,989	$111,472	$91,998	$15,230	$107,228
Natural gas derivative instruments	66,560	3,009	69,569	85,305	3,502	88,807

Total liabilities	$159,043	$21,998	$181,041	$177,303	$18,732	$196,035

Puget Sound Energy	Carrying / Fair Value			Carrying / Fair Value
	At December 31, 2014			At December 31, 2013
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Cash and Cash Equivalents	$37,466	$—	$37,466	$44,111	$—	$44,111
Restricted Cash	32,863	—	32,863	7,171	—	7,171
Notes Receivable and Other	—	53,503	53,503	—	53,449	53,449

Total assets	$70,329	$53,503	$123,832	$51,282	$53,449	$104,731

Liabilities:
Short-term debt	$85,000	$—	$85,000	$162,000	$—	$162,000
Short-term debt owed to parent	—	28,933	28,933	—	29,598	29,598

Total liabilities	$85,000	$28,933	$113,933	$162,000	$29,598	$191,598

Parent Company [Member]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables present the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis:

Puget Energy	Fair Value At September 30, 2015			Fair Value At December 31, 2014
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Liabilities:
Interest rate derivative instruments	$7,622	$—	$7,622	$9,073	$—	$9,073

Total liabilities	$7,622	$—	$7,622	$9,073	$—	$9,073

Fair Value, Measurements, Recurring
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables present the Company’s financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy:

Puget Energy	Fair Value At December 31, 2014			Fair Value At December 31, 2013
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Interest rate derivative instruments	$9,073	$—	$9,073	$13,223	$—	$13,223

Total derivative liabilities	$9,073	$—	$9,073	$13,223	$—	$13,223

Puget Energy and Puget Sound Energy	Fair Value At December 31, 2014			Fair Value At December 31, 2013
(Dollars in Thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$1,654	$3,168	$4,822	$14,661	$3,818	$18,479
Natural gas derivative instruments	18,064	1,462	19,526	5,448	2,673	8,121

Total assets	$19,718	$4,630	$24,348	$20,109	$6,491	$26,600

Liabilities:
Electric derivative instruments	$91,998	$15,230	$107,228	$18,073	$19,239	$37,312
Natural gas derivative instruments	85,305	3,502	88,807	32,642	3,034	35,676

Total liabilities	$177,303	$18,732	$196,035	$50,715	$22,273	$72,988